SHARE OPTIONS	12 Months Ended
Jun. 30, 2024
Share Options
SHARE OPTIONS

25. SHARE OPTIONS

Employee Option Plan

The fair value of options granted under an Employee Option Plan is recognized as an employee benefit expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the vesting period over which the service vesting conditions are to be satisfied. Employee Option Plan options have no other vesting conditions. The fair value at grant date is determined by management with the assistance of an independent valuer, using a Black-Scholes option pricing model or a Binomial model simulation analysis. The total amount to be expensed is determined by reference to the fair value of the options granted:

●	including any market performance conditions (where the exercise price, vesting or exercisability is related to the market price of an entity’s instruments)
●	excluding the impact of any service and non-market performance vesting conditions (e.g. remaining an employee over a specified time period)

The cumulative employee benefits expense recognized at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired; and (ii) the number of awards that, in the opinion of the Directors of the Company, will ultimately vest. This opinion is formed based on the best information available at balance date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any increase in the value of the transaction as a result of the modification, as at the date of modification. Where appropriate, the dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. The Company’s policy is to treat the options of terminated employees as forfeitures if termination occurs prior to vesting conditions being reached.

On November 30, 2001, the Directors of the Company established a Staff Share Plan. On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan. Under the terms of the respective Plans, the Directors may, at their discretion, grant options over the ordinary shares in the Genetic Technologies Limited to executives, consultants, employees, and former Non-Executive Directors, of the Company. The options, which are granted at nil cost, are not transferable and are not quoted on the ASX. As at June 30, 2024 there were no options held under the Plans.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SHARE OPTIONS (cont.)

(i) Fair value of options granted

During the year ended June 30, 2024, there were no options granted (2023: Nil, 2022: Nil).

Set out below are summaries   of all unlisted options, including ESOP which were issued in prior periods:

	2024		2023
	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Opening balance	0.008	8,400,000	0.008	492,400,000
Lapsed during the year	0.008	(8,400,000)	0.008	(481,500,000)
Forfeited during the year	0.008	-	0.008	(2,500,000)
Closing balance	-	-	0.008	8,400,000

The movements in the number of options granted under the Employee share plans are as follows:

	2024		2023
	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Balance at the beginning of the financial year	0.008	8,400,000	0.008	10,900,000
Add: options granted during the year	-	-	-	-
Less: options lapsed during the year	0.008	(8,400,000)	-	-
Less: options forfeited during the year	-	-	0.008	(2,500,000)
Balance at the end of the financial year	-	-	0.008	8,400,000

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SHARE OPTIONS (cont.)

The number of options outstanding as at June 30, 2024 and June 30, 2023 by ASX   code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2024		2023
Unlisted options	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
ESOP options (expiring December 1, 2023)	-	-	0.008	8,400,000
Total	-	-	0.008	8,400,000
Exercisable at the end of the financial year	-	-	0.008	8,400,000

The weighted average remaining contractual life of options outstanding as at June 30, 2024 was 0 years (2023: 0.42 years).